EMPLOYEE BENEFIT PLANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Pension Cost (Reversal of Cost)	$ 3,365,000	$ 2,484,000	$ 1,041,000
Payment for Pension Benefits	$ 0	0	0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Defined Contribution Plan, Cost	$ 0	0	0
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year	0
Change in Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	0.0034
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	87,494,000	75,044,000
Service cost	9,128,000	7,932,000	6,591,000
Interest cost	2,157,000	2,455,000	2,778,000
Actuarial gain (loss)	2,588,000	9,171,000
Defined Benefit Plan, Benefit Obligation, Benefits Paid	8,096,000	7,108,000
Benefit obligation at end of year	93,271,000	87,494,000	75,044,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	155,704,000	141,816,000
Actual return on plan assets	15,774,000	20,996,000
Defined Benefit Plan, Plan Assets, Benefits Paid	8,096,000	7,108,000
Fair value of plan assets at end of year	163,382,000	155,704,000	141,816,000
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Assets	70,111,000	68,210,000
Liabilities	0	0
Net amount recognized	70,111,000	68,210,000
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	27,264,000	32,943,000
Net prior service cost	(270,000)	(682,000)
Deferred tax assets	(6,148,000)	(7,349,000)
Net amount recognized	20,846,000	24,912,000	27,941,000	$ 32,590,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(4,066,000)	(3,029,000)	(4,649,000)
Accumulated benefit obligation	92,316,000	86,327,000
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	9,128,000	7,932,000	6,591,000
Interest cost	2,157,000	2,455,000	2,778,000
Expected return on plan assets	(10,118,000)	(9,824,000)	(9,718,000)
Amortization of prior service cost	(413,000)	(413,000)	(413,000)
Defined Benefit Plan, Amortization of Gain (Loss)	2,611,000	2,334,000	1,803,000
Net periodic benefit (income) cost	3,365,000	2,484,000	1,041,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	(3,068,000)	(2,001,000)	(4,630,000)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	413,000	413,000	413,000
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(2,611,000)	(2,334,000)	(1,803,000)
Total recognized in accumulated other comprehensive income	(5,266,000)	(3,922,000)	(6,020,000)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$ (1,901,000)	$ (1,438,000)	$ (4,979,000)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.89%	2.55%	3.33%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Weighted-Average Interest Crediting Rate	2.58%	2.14%	2.82%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.55%	3.33%	4.31%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate	2.14%	2.82%	3.61%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2021	$ 5,753,000
2022	5,848,000
2023	6,664,000
2024	6,931,000
2025	7,099,000
Thereafter	$ 41,728,000